January 30, 2006




U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  VANGUARD MASSACHUSETTS TAX-EXEMPT FUND (THE "TRUST")
     FILE NO.  333-63579
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Commissioners:

Enclosed is the 11th Post-Effective Amendment of the Trust's Registration Statement of the Vanguard Massachusetts Tax-Exempt Fund (the "Trust") on Form N-1A. The purposes of this amendment are to: (1) amend the Frequent Trader Policy Disclosure for the Fund; and (2) incorporate a number of non-material editorial changes.

Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on March 31, 2006. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include:
(1) text addressing any SEC staff comments; and (2) updated financial statements for the Trust. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) filing be declared effective.

Please contact me at (610) 503-2320 with any questions or comments that you have concerning the enclosed Amendment.




Sincerely,





Christopher A. Wightman
Associate Counsel
The Vanguard Group, Inc.



Enclosures



cc: Christian Sandoe, Esq.
  U.S. Securities and Exchange Commission